Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair Value Measurements
Fair value is defined as the amount that would be received for the sale of an asset or paid to transfer a liability (an exit price), in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.
The fair values for available for sale investments are generally sourced from third parties. The fair value of fixed income securities is based upon quoted market values where available, "evaluated bid" prices provided by third party pricing services ("pricing services") where quoted market values are not available, or by reference to broker quotes where pricing services do not provide coverage for a particular security. While the Company receives values for the majority of the investment securities it holds from pricing services, it is ultimately management’s responsibility to determine whether the values received and recorded in the financial statements are representative of appropriate fair value measurements.
The Company performs regular reviews of the prices received from our third party valuation sources to assess whether the prices represent a reasonable estimate of the fair value. This process is completed by investment and accounting personnel who are independent of those responsible for obtaining the valuations. The approaches taken by the Company include, but are not limited to, annual reviews of the controls of the external parties responsible for sourcing valuations that are subjected to automated tolerance checks, quarterly reviews of the valuation sources and dates, comparisons of executed sales prices to prior valuations, regular deep dives on a sample of securities across our major asset classes and monthly reconciliations between the valuations provided by external parties and valuations provided by third party investment managers at a portfolio level.
In addition, the Company assesses the effectiveness of valuation controls performed by external parties responsible for sourcing appropriate valuations from third parties on our behalf. The approaches taken by these external parties to gain comfort include, but are not limited to, comparing valuations between external sources, completing recurring reviews of third party pricing services' methodologies and reviewing controls of the third party service providers to support the completeness and accuracy of the prices received. Where broker quotes are the primary source of the valuations, sufficient information regarding the specific inputs utilized by the brokers is generally not available to support a Level 2 classification. The Company obtains the majority of broker quoted values from third party investment managers who perform independent verifications of these valuations using pricing matrices based upon information gathered by market traders. In addition, for the majority of these securities, the Company compares the broker quotes to independent valuations obtained from third party pricing vendors, which may also consist of broker quotes, to assess if the prices received represent reasonable estimates of the fair value.
For further information about the Company's fair value measurements, see Item 8, Note 2(b), "Significant Accounting Policies - Fair Value Measurements," and Item 8, Note 4, "Fair Value Measurements," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
(a) Fair Value Summary
The following tables set forth the Company’s assets and liabilities that were accounted for at fair value as of March 31, 2016 and December 31, 2015 by level within the fair value hierarchy:

March 31, 2016 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at March 31, 2016
Assets
Fixed maturities - Available for Sale ("AFS") - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported ("U.S. Government")	$—	$4,532,047	$44,940	$—	$4,576,987
Corporate - Financials	—	3,660,732	43,583	—	3,704,315
Corporate - Non Financials	—	7,091,329	181	—	7,091,510
Residential mortgage-backed securities – Agency ("RMBS - Agency")	—	4,364,154	2,853	—	4,367,007
Residential mortgage-backed securities – Non-Agency ("RMBS - Non-Agency")	—	302,843	—	—	302,843
Commercial mortgage-backed securities ("CMBS")	—	325,485	—	—	325,485
Collateralized debt obligations ("CDOs")	—	—	21,729	—	21,729
Other asset-backed securities (1)	—	1,158,698	4,200	—	1,162,898
U.S. States and political subdivisions of the States	—	2,584,747	—	—	2,584,747
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported ("Non-U.S. Governments")	—	5,546,695	—	—	5,546,695
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$29,566,730	$117,486	$—	$29,684,216
Equity securities, at fair value	532,672	345,735		—	878,407
Short-term investments, at fair value (1)	—	317,304	—	—	317,304
Total investments AFS - Excluding Funds Withheld Assets	$532,672	$30,229,769	$117,486	$—	$30,879,927
Fixed maturities - Life Funds Withheld Assets
U.S. Government	$—	$12,692	$—	$—	$12,692
Corporate - Financials	—	547,279	—	—	547,279
Corporate - Non Financials	—	1,269,262	—	—	1,269,262
RMBS – Agency	—	733	—	—	733
RMBS – Non-Agency	—	25,829	—	—	25,829
CMBS	—	108,914	—	—	108,914
Other asset-backed securities	—	121,721	—	—	121,721
Non-U.S. Governments	—	876,927	—	—	876,927
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$2,963,357	$—	$—	$2,963,357
Total investments - AFS, at fair value	$532,672	$33,193,126	$117,486	$—	$33,843,284
Fixed maturities - Trading
U.S. Government	$—	$15,267	$—	$—	$15,267
Corporate - Financials	—	382,755	—	—	382,755
Corporate - Non Financials	—	558,284	—	—	558,284
RMBS – Agency	—	1,869	—	—	1,869
CMBS	—	4,760	—	—	4,760
Other asset-backed securities	—	25,615	—	—	25,615
Non-U.S. Governments	—	421,033	—	—	421,033
Total fixed maturities - Trading, at fair value	$—	$1,409,583	$—	$—	$1,409,583
Short-term investments, at fair value (1)	—	26,959	—	—	$26,959
Total investments, Trading	$—	$1,436,542	$—	$—	$1,436,542

March 31, 2016 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at March 31, 2016
Cash equivalents (2)	295,962	881,157	—	—	1,177,119
Cash equivalents - Life Funds Withheld Assets (2)	—	92,444	—	—	92,444
Other investments (3)	—	1,011,336	301,095	—	1,312,431
Other assets (4)	—	56,118	20,486	(37,870)	38,734
Total assets accounted for at fair value	$828,634	$36,670,723	$439,067	$(37,870)	$37,900,554
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$681,811	$—	$—	$681,811
Financial instruments sold, but not yet purchased (6)	2,180	—	—	—	2,180
Other liabilities (4)	—	58,350	30,338	(37,870)	50,818
Total liabilities accounted for at fair value	$2,180	$740,161	$30,338	$(37,870)	$734,809

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Assets
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government	$—	$5,020,574	$45,063	$—	$5,065,637
Corporate - Financials	—	3,508,224	53,685	—	$3,561,909
Corporate - Non Financials	—	6,900,259	188	—	$6,900,447
RMBS - Agency	—	3,754,894	3,077	—	$3,757,971
RMBS - Non-Agency	—	328,540	—	—	$328,540
CMBS	—	405,316	—	—	$405,316
CDOs	—	2	32,408	—	$32,410
Other asset-backed securities	—	1,150,715	17,857	—	$1,168,572
U.S. States and political subdivisions of the States	—	2,632,070	—	—	$2,632,070
Non-U.S. Government	—	5,251,614	—	—	$5,251,614
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$28,952,208	$152,278	$—	$29,104,486
Equity securities, at fair value	528,581	350,338	—	—	878,919
Short-term investments, at fair value (1)	—	617,390	—	—	617,390
Total investments AFS - Excluding Funds Withheld Assets	$528,581	$29,919,936	$152,278	$—	$30,600,795
Fixed maturities - Life Funds Withheld Assets
U.S. Government	$—	$12,742	$—	$—	$12,742
Corporate - Financials	—	598,236	—	—	$598,236
Corporate - Non Financials	—	1,308,628	—	—	$1,308,628
RMBS – Agency	—	752	—	—	$752
RMBS – Non-Agency	—	26,953	—	—	$26,953
CMBS	—	122,481	—	—	$122,481
Other asset-backed securities	—	149,795	—	—	$149,795
Non-U.S. Government	—	933,516	—	—	$933,516
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$3,153,103	$—	$—	$3,153,103
Total investments - AFS, at fair value	$528,581	$33,073,039	$152,278	$—	$33,753,898

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Fixed maturities - Trading
U.S. Government	$—	$4,990	$—	$—	$4,990
Corporate - Financials	—	335,956	—	—	$335,956
Corporate - Non Financials	—	493,621	—	—	$493,621
RMBS – Agency	—	368	—	—	$368
CMBS	—	4,803	—	—	$4,803
Other asset-backed securities	—	25,700	—	—	$25,700
Non-U.S. Government	—	370,261	—	—	$370,261
Total fixed maturities - Trading, at fair value	$—	$1,235,699	$—	$—	$1,235,699
Short-term investments, at fair value (1)	—	60,330	—	—	$60,330
Total investments, Trading	$—	$1,296,029	$—	$—	$1,296,029
Cash equivalents (2)	437,742	830,924	—	—	$1,268,666
Cash equivalents - Life Funds Withheld Assets (2)	517	100,757	—	—	$101,274
Other investments (3)	—	1,008,176	283,550	—	$1,291,726
Other assets (4)	—	69,914	19,400	(3,087)	$86,227
Total assets accounted for at fair value	$966,840	$36,378,839	$455,228	$(3,087)	$37,797,820
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$463,915	$—	$—	$463,915
Financial instruments sold, but not yet purchased (6)	347	—	—	—	$347
Other liabilities (4)	—	16,304	29,191	(3,087)	$42,408
Total liabilities accounted for at fair value	$347	$480,219	$29,191	$(3,087)	$506,670
____________

(1)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/Supported securities.

(2)
Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.

(3)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, and a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.5 million as of March 31, 2016 and $141.3 million as of December 31, 2015, are carried at amortized cost. For further information, see Item 8, Note 8, "Other Investments," to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2015.

(4)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid, see Note 7, "Derivative Instruments."

(5)
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related to the GreyCastle Life Retro Arrangements described in Note 1, "Basis of Preparation and Consolidation," accrue to the benefit of GCLR.

(6)	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.
(b) Level 2 Asset Valuations
U.S. Government, Corporate - Financials, Corporate - Non Financials and Non-U.S. Government
Transaction activity inputs utilized in the valuation of fair value hierarchy Level 2 securities within these sub-categories include actual trades, dealer posts, results of bids-wanted, institutional secondary offerings, primary market offerings and Trade Reporting and Compliance Engine ("TRACE") trade feeds. As part of the evaluation process, transaction activity is compared to prior evaluations and necessary adjustments are made accordingly. Market-color inputs include actively quoted benchmark issues, buy-side/evaluator dialogue, sell-side/evaluator dialogue and credit derivative indices.
RMBS - Agency, RMBS - Non-Agency, CMBS, CDO and Other asset-backed securities
As part of the fair valuation process, Level 2 securities in these sub-categories are analyzed by collateral type, deal structure, deal performance and vintage. Market inputs into the valuation process for each sub-category include reported or observed trades, results of bids-wanted, buy-side/sell-side evaluator dialogue, dealer offering and market research reports. Cash flow inputs into the evaluation process include conditional prepayment rates, conditional decay rates, delinquency and loss severity rates. This assumptive data is reviewed and updated using third party reported information to reflect current market convention.
U.S. States and political subdivisions of the States
Transaction activity inputs utilized in the valuation of fair value hierarchy Level 2 securities within this sub-category include client and broker trades, dealer posts, results of bids-wanted, institutional secondary offerings, primary market offerings, and Municipal Securities Rulemaking trade feeds. As part of the evaluation process, transaction activity is compared to prior evaluations and necessary adjustments are made accordingly. Market-color inputs include bids, offerings, two-sided markets, buy-side/evaluator dialogue and sell-side/evaluator dialogue. Credit information inputs include issuer financial statements, default and material event notices, developer reports and liquidation and restructuring analysis.
Equity securities and other investments
Other investment securities generally include investments in thinly traded equity funds and hedge funds. Fair value is determined based upon the most recent net asset values (“NAV’) received from the fund administrators, the nature of the underlying investments in the funds and the frequency of subscriptions or redemptions as dictated by the fund’s governing documents.
Other assets and other liabilities
Other assets and other liabilities primarily include over-the-counter (“OTC”) derivatives, which are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative independent pricing sources where an understanding of the inputs utilized in arriving at the valuations is obtained. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms and specific risks inherent in the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, interest rate swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment.
There were no significant transfers between Level 1 and Level 2 during each of the three months ended March 31, 2016 and 2015.
(c) Level 3 Assets and Liabilities
The tables below present additional information about assets and liabilities measured at fair value on a recurring basis and for which Level 3 inputs were utilized to determine fair value. The tables present a reconciliation of the beginning and ending balances for the three months ended March 31, 2016 and 2015 for all financial assets and liabilities measured at fair value using significant unobservable inputs (Level 3) at March 31, 2016 and 2015, respectively. The tables do not include gains or losses that were reported in Level 3 in prior periods for assets that were transferred out of Level 3 prior to March 31, 2016 and 2015, respectively. Gains and losses for assets and liabilities classified within Level 3 in the table below may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3). Further, it should be noted that the following tables do not take into consideration the effect of offsetting Level 1 and 2 financial instruments entered into by the Company that are either economically hedged by certain exposures to the Level 3 positions or that hedge the exposures in Level 3 positions.
In general, Level 3 assets include securities for which values were obtained from brokers where either significant inputs were utilized in determining the values that were difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification. Transfers into or out of Level 3 primarily arise as a result of the valuations utilized by the Company changing between either those provided by independent pricing services that do not contain significant unobservable inputs and other valuations sourced from brokers that are considered Level 3.
Fixed maturities and short-term investments
The Company’s Level 3 assets consist primarily of U.S. Government and Government-Related/Supported, Corporates and CDOs, for which non-binding broker quotes are the primary source of the valuations. Sufficient information regarding the specific inputs utilized by the brokers was not available to support a Level 2 classification. The Company obtains the majority of broker quotes for these securities from third party investment managers who perform independent verifications of these valuations using pricing matrices based upon information gathered by market traders. In addition, for the majority of these securities, the Company compares the broker quotes to independent valuations obtained from third party pricing vendors, which may also consist of broker quotes, to assess if the prices received represent a reasonable estimate of the fair value. Although the Company does not have access to the specific unobservable inputs that may have been used in the fair value measurements of these securities provided by brokers, we would expect that the significant inputs considered are prepayment rates, probability of default, loss severity in the event of default, recovery rates, liquidity premium and reinvestment rates. Significant increases (decreases) in any of those inputs in isolation could result in a significantly different fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.
The remainder of the Level 3 assets relate primarily to private investments (including funds) and certain derivative positions as described below.
Other investments
Included within the other investments component of the Company’s Level 3 valuations are private investments (including funds) and hedge funds where the Company is not deemed to have significant influence over the investee. The fair value of these investments is based upon net asset values received from the investment manager or general partner of the respective entity. The nature of the underlying investments held by the investee that form the basis of the net asset value include assets such as private business ventures and are such that significant Level 3 inputs are utilized in the determination of the individual underlying holding values and, accordingly, the fair value of the Company’s investment in each entity is classified within Level 3. The Company has not adjusted the net asset values received; however, management incorporates factors such as the most recent financial information received, annual audited financial statements and the values at which capital transactions with the investee take place when applying judgment regarding whether any adjustments should be made to the net asset value in recording the fair value of each position. Investments in hedge funds included in other investments utilize strategies including arbitrage, directional, event driven and multi-style. The funds potentially have lockup and gate provisions that may limit redemption liquidity. For further details regarding the nature of other investments and related features, see Item 8, Note 8, "Other Investments," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
Derivative instruments
Derivative instruments recorded within other liabilities and classified within Level 3 include credit derivatives sold that provide protection on senior tranches of structured finance transactions where the value is obtained directly from the investment bank counterparty and sufficient information regarding the inputs utilized in such valuation was not obtained to support a Level 2 classification and guaranteed minimum income benefits embedded within one reinsurance contract. The majority of inputs utilized in the valuations of these types of derivative contracts are considered Level 1 or Level 2; however, each valuation includes at least one Level 3 input that was significant to the valuation and, accordingly, the values are disclosed within Level 3.
The calculation of the change in fair value of the embedded derivative associated with the GreyCastle Life Retro Arrangements includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses related to the Life Funds Withheld Assets. The fair value of the embedded derivative is included in “Funds withheld on GreyCastle life retrocession arrangements, net of future policy benefit reserves recoverable” on the consolidated balance sheets. The fair value of the embedded derivative is considered a Level 2 valuation.

	Level 3 Assets and Liabilities - Three Months Ended March 31, 2016
(U.S. dollars in thousands)	U.S. Government	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$45,063	$53,685	$188	$3,077
Realized gains (losses)	(37)	53	—	(3)
Movement in unrealized gains (losses)	593	(39)	(1)	7
Purchases and issuances	—	169	—	—
Sales	—	—	—	—
Settlements	(679)	—	(6)	(228)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(10,285)	—	—
Fixed maturities to short-term investments classification change		—	—	—
Balance, end of period	$44,940	$43,583	$181	$2,853
Movement in total gains (losses) above relating to instruments still held at the reporting date	$554	$15	$(1)	$4

(U.S. dollars in thousands)	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$32,408	$17,857
Realized gains (losses)	—	—	41	1,049
Movement in unrealized gains (losses)	—	—	5,257	(2,758)
Purchases and issuances	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	(15,977)	(11,948)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$21,729	$4,200
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$5,297	$(1,708)

(U.S. dollars in thousands)	Non-US Government	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$283,550	$(9,791)
Realized gains (losses)	—	—	5,807	—
Movement in unrealized gains (losses)	—	—	(2,717)	(61)
Purchases and issuances	—	—	13,779	—
Sales	—	—	—	—
Settlements	—	—	(14,818)	—
Transfers into Level 3	—	—	15,494	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$301,095	$(9,852)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$3,090	$(61)

	Level 3 Assets and Liabilities - Three Months Ended March 31, 2015
(U.S. dollars in thousands)	U.S. Government	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$5,894	$1,910
Realized gains (losses)	—	—	(1)	—
Movement in unrealized gains (losses)	—	—	48	(1)
Purchases and issuances (1)	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	(80)	(89)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$5,861	$1,820
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$48	$(1)

(U.S. dollars in thousands)	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$687,958	$5,288
Realized gains (losses)	—	—	36	(1)
Movement in unrealized gains (losses)	—	—	5,555	2
Purchases and issuances (1)	—	—	—	—
Sales	—	—	(155,085)	—
Settlements	—	—	(41,541)	(3,045)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$496,923	$2,244
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$2,668	$—

(U.S. dollars in thousands)	Non-US Government	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$185,083	$(9,764)
Realized gains (losses)	—	—	1,302	—
Movement in unrealized gains (losses)	—	—	(1,827)	158
Purchases and issuances (1)	—	—	6,793	—
Sales	—	—	—	—
Settlements	—	—	(1,254)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$190,097	$(9,606)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$(524)	$158

(d) Financial Instruments Not Carried at Fair Value
Authoritative guidance over disclosures about the fair value of financial instruments requires additional disclosure of fair value information for financial instruments not carried at fair value in both interim and annual reporting periods. Certain financial instruments, particularly insurance contracts, are excluded from these fair value disclosure requirements. The carrying values of cash and cash equivalents, accrued investment income, net receivable from investments sold, other assets, net payable for investments purchased, other liabilities and other financial instruments not included below approximated their fair values. The following table includes financial instruments for which the carrying value differs from the estimated fair values as of March 31, 2016 and December 31, 2015. All of these fair value estimates are considered Level 2 fair value measurements.

	March 31, 2016		December 31, 2015
(U.S. dollars in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets - Other investments	$141,459	$153,844	$141,329	$154,065
Deposit liabilities	$1,171,655	$1,478,856	$1,168,376	$1,436,210
Notes payable and debt	2,645,647	2,815,562	2,644,970	2,805,152
Financial Liabilities	$3,817,302	$4,294,418	$3,813,346	$4,241,362

The Company historically participated in structured transactions. Remaining structured transactions include cash loans supporting project finance transactions, a liquidity facility financing provided to structured project deals and an investment in a payment obligation with an insurance company. These transactions are carried at amortized cost. The fair value of these investments held by the Company is determined through use of internal models utilizing reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.
Deposit liabilities include obligations under structured insurance and reinsurance transactions. For purposes of fair value disclosures, the Company determined the estimated fair value of the deposit liabilities by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 38.0 basis points and 26.5 basis points as of March 31, 2016 and December 31, 2015, respectively. The discount rate incorporates the Company’s own credit risk into the determination of estimated fair value.
The fair values of the Company’s notes payable and debt outstanding were determined based on quoted market prices.
There are no significant concentrations of credit risk within the Company’s financial instruments as defined in the authoritative guidance over disclosures of fair value of financial instruments not carried at fair value, which excludes certain financial instruments, particularly insurance contracts.

Fair Value Measurements
(a) Fair Value Summary
The following tables set forth the Company’s assets and liabilities that were accounted for at fair value at December 31, 2015 and 2014 by level within the fair value hierarchy. For further information, see Note 2(b), "Significant Accounting Policies - Fair Value Measurements":

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Assets
Fixed maturities - Available for Sale ("AFS") - Excluding Life Funds Withheld Assets
U.S. Government and Government - Related/Supported	$—	$5,020,574	$45,063	$—	$5,065,637
Corporate - Financials	—	3,508,224	53,685	—	3,561,909
Corporate - Non Financials	—	6,900,259	188	—	6,900,447
Residential mortgage-backed securities – Agency ("RMBS - Agency")	—	3,754,894	3,077	—	3,757,971
Residential mortgage-backed securities – Non-Agency ("RMBS - Non-Agency")	—	328,540	—	—	328,540
Commercial mortgage-backed securities ("CMBS")	—	405,316	—	—	405,316
Collateralized debt obligations ("CDO")	—	2	32,408	—	32,410
Other asset-backed securities	—	1,150,715	17,857	—	1,168,572
U.S. States and political subdivisions of the States	—	2,632,070	—	—	2,632,070
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	5,251,614	—	—	5,251,614
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets, at fair value	$—	$28,952,208	$152,278	$—	$29,104,486
Equity securities, at fair value	528,581	350,338	—	—	878,919
Short-term investments, at fair value (1)	—	617,390	—	—	617,390
Total investments AFS - Excluding Life Funds Withheld Assets	$528,581	$29,919,936	$152,278	$—	$30,600,795
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government and Government - Related/Supported	—	12,742	—	—	12,742
Corporate - Financials	—	598,236	—	—	598,236
Corporate - Non Financials	—	1,308,628	—	—	1,308,628
RMBS - Agency	—	752	—	—	752
RMBS - Non-Agency	—	26,953	—	—	26,953
CMBS	—	122,481	—	—	122,481
Other asset-backed securities	—	149,795	—	—	149,795
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	933,516	—	—	933,516
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	—	3,153,103	—	—	3,153,103
Total investments - AFS, at fair value	528,581	33,073,039	152,278	—	33,753,898

December 31, 2015 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2015
Fixed maturities - Trading
U.S. Government and Government - Related/Supported	—	4,990	—	—	4,990
Corporate - Financials	—	335,956	—	—	335,956
Corporate - Non Financials	—	493,621	—	—	493,621
RMBS - Agency	—	368	—	—	368
CMBS	—	4,803	—	—	4,803
Other asset-backed securities	—	25,700	—	—	25,700
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	370,261	—	—	370,261
Total fixed maturities - Trading, at fair value	—	1,235,699	—	—	1,235,699
Short-term investments, at fair value	—	60,330	—	—	60,330
Total investments Trading	—	1,296,029	—	—	1,296,029
Cash equivalents (2)	437,742	830,924	—	—	1,268,666
Cash equivalents - Life Funds Withheld Assets	517	100,757	—	—	101,274
Other investments (3)	—	1,008,176	283,550	—	1,291,726
Other assets (4)	—	69,914	19,400	(3,087)	86,227
Total assets accounted for at fair value	$966,840	$36,378,839	$455,228	$(3,087)	$37,797,820
Liabilities
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$463,915	$—	$—	$463,915
Financial instruments sold, but not yet purchased (6)	347	—	—	—	347
Other liabilities (4)	—	16,304	29,191	(3,087)	42,408
Total liabilities accounted for at fair value	$347	$480,219	$29,191	$(3,087)	$506,670

December 31, 2014 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2014
Assets
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$—	$2,171,953	$—	$—	$2,171,953
Corporate - Financials	—	2,761,916	—	—	$2,761,916
Corporate - Non Financials	—	6,010,563	5,894	—	$6,016,457
Residential mortgage-backed securities – RMBS - Agency	—	3,726,666	1,910	—	$3,728,576
Residential mortgage-backed securities – RMBS - Non-Agency	—	427,351	—	—	$427,351
CMBS	—	1,052,544	—	—	$1,052,544
CDOs	—	4,076	687,958	—	$692,034
Other asset-backed securities	—	1,060,005	5,288	—	$1,065,293
U.S. States and political subdivisions of the States	—	2,021,272	—	—	$2,021,272
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,240,073	—	—	$4,240,073
Total fixed maturities - AFS - Excluding Funds Withheld Assets, at fair value	$—	$23,476,419	$701,050	$—	$24,177,469
Equity securities, at fair value	502,284	366,008	—	—	868,292
Short-term investments, at fair value (1)	—	256,727	—	—	256,727
Total investments AFS - Excluding Funds Withheld Assets	$502,284	$24,099,154	$701,050	$—	$25,302,488

December 31, 2014 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2014
Fixed maturities - Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$—	$18,724	$—	$—	$18,724
Corporate - Financials	—	801,019	—	—	$801,019
Corporate - Non Financials	—	2,016,961	—	—	$2,016,961
RMBS – Agency	—	3,782	—	—	$3,782
RMBS – Non-Agency	—	85,335	—	—	$85,335
CMBS	—	193,167	—	—	$193,167
Other asset-backed securities	—	273,541	—	—	$273,541
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	1,789,036	—	—	$1,789,036
Total fixed maturities - AFS - Life Funds Withheld Assets, at fair value	$—	$5,181,565	$—	$—	$5,181,565
Total investments - AFS, at fair value	$502,284	$29,280,719	$701,050	$—	$30,484,053
Fixed maturities - Trading
Corporate - Non Financials	—	1,171	—	—	$1,171
Total fixed maturities - Trading, at fair value	$—	$1,171	$—	$—	$1,171
Cash equivalents (2)	1,103,877	397,955	—	—	$1,501,832
Cash equivalents - Life Funds Withheld Assets (2)	460	132,738	—	—	$133,198
Other investments (3)	—	708,974	185,083	—	$894,057
Other assets (4)	—	122,996	13,663	(696)	$135,963
Total assets accounted for at fair value	$1,606,621	$30,644,553	$899,796	$(696)	$33,150,274
Liabilities
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) (5)	$—	$450,831	$—	$—	$450,831
Financial instruments sold, but not yet purchased (6)	4,737	25,669	—	—	$30,406
Other liabilities (4)	—	7,757	23,427	(696)	$30,488
Total liabilities accounted for at fair value	$4,737	$484,257	$23,427	$(696)	$511,725
____________

(1)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.

(2)
Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.

(3)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.3 million at December 31, 2015 and $354.4 million at December 31, 2014, are carried at amortized cost. For further information, see Note 8, "Other Investments."

(4)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see Note 15, "Derivative Instruments."

(5)
Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related the GreyCastle Life Retro Arrangements described in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary", accrue to the benefit of GCLR.

(6)	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.
(b) Level 2 Asset Valuations
U.S. Government and Government - Related/Supported, Corporate - Financials, Corporate - Non Financials and Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported
Transaction activity inputs utilized in the valuation of fair value hierarchy Level 2 securities within these sub-categories include actual trades, dealer posts, results of bids-wanted, institutional secondary offerings, primary market offerings and Trade Reporting and Compliance Engine ("TRACE") trade feeds. As part of the evaluation process, transaction activity is compared to prior evaluations and necessary adjustments are made accordingly. Market-color inputs include actively quoted benchmark issues, buy-side/evaluator dialogue, sell-side/evaluator dialogue and credit derivative indices.
RMBS - Agency, RMBS - Non-Agency, CMBS, CDO and Other asset-backed securities
As part of the fair valuation process, Level 2 securities in these sub-categories are analyzed by collateral type, deal structure, deal performance and vintage. Market inputs into the valuation process for each sub-category include reported or observed trades, results of bids-wanted, buy-side/sell-side evaluator dialogue, dealer offering and market research reports. Cash flow inputs into the evaluation process include conditional prepayment rates, conditional decay rates, delinquency and loss severity rates. This assumptive data is reviewed and updated using third party reported information to reflect current market convention.
U.S. States and political subdivisions of the States
Transaction activity inputs utilized in the valuation of fair value hierarchy Level 2 securities within this sub-category include client and broker trades, dealer posts, results of bids-wanted, institutional secondary offerings, primary market offerings, and Municipal Securities Rulemaking trade feeds. As part of the evaluation process, transaction activity is compared to prior evaluations and necessary adjustments are made accordingly. Market-color inputs include bids, offerings, two-sided markets, buy-side/evaluator dialogue and sell-side/evaluator dialogue. Credit information inputs include issuer financial statements, default and material event notices, developer reports and liquidation and restructuring analysis.
Equity securities and other investments
Other investment securities generally include investments in thinly traded equity funds and hedge funds. Fair value is determined based upon the most recent net asset values (“NAV’) received from the fund administrators, the nature of the underlying investments in the funds and the frequency of subscriptions or redemptions as dictated by the fund’s governing documents.
Other assets and other liabilities
Other assets and other liabilities primarily include over-the-counter (“OTC”) derivatives, which are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative independent pricing sources where an understanding of the inputs utilized in arriving at the valuations is obtained. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms and specific risks inherent in the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, interest rate swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment.
(c) Level 3 Assets and Liabilities
The tables below present additional information about assets and liabilities measured at fair value on a recurring basis and for which Level 3 inputs were utilized to determine fair value. The tables present a reconciliation of the beginning and ending balances for the years ended December 31, 2015 and 2014 for all financial assets and liabilities measured at fair value using significant unobservable inputs (Level 3) at December 31, 2015 and 2014, respectively. The tables do not include gains or losses that were reported in Level 3 in prior periods for assets that were transferred out of Level 3 prior to December 31, 2015 and 2014, respectively. Gains and losses for assets and liabilities classified within Level 3 in the table below may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3). Further, it should be noted that the following tables do not take into consideration the effect of offsetting Level 1 and 2 financial instruments entered into by the Company that are either economically hedged by certain exposures to the Level 3 positions or that hedge the exposures in Level 3 positions.
In general, Level 3 assets include securities for which values were obtained from brokers where either significant inputs were utilized in determining the values that were difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification. Transfers into or out of Level 3 primarily arise as a result of the valuations utilized by the Company changing between either those provided by independent pricing services that do not contain significant unobservable inputs and other valuations sourced from brokers that are considered Level 3.
Fixed maturities and short-term investments
The Company’s Level 3 assets consist primarily of U.S. Government and Government-Related/Supported, Corporates and CDOs, for which non-binding broker quotes are the primary source of the valuations. Sufficient information regarding the specific inputs utilized by the brokers was not available to support a Level 2 classification. The Company obtains the majority of broker quotes for these securities from third party investment managers who perform independent verifications of these valuations using pricing matrices based upon information gathered by market traders. In addition, for the majority of these securities, the Company compares the broker quotes to independent valuations obtained from third party pricing vendors, which may also consist of broker quotes, to assess if the prices received represent a reasonable estimate of the fair value. Although the Company does not have access to the specific unobservable inputs that may have been used in the fair value measurements of these securities provided by brokers, we would expect that the significant inputs considered are prepayment rates, probability of default, loss severity in the event of default, recovery rates, liquidity premium and reinvestment rates. Significant increases (decreases) in any of those inputs in isolation could result in a significantly different fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.
The remainder of the Level 3 assets relate primarily to private investments (including funds) and certain derivative positions as described below.
Other investments
Included within the other investments component of the Company’s Level 3 valuations are private investments (including funds) and hedge funds where the Company is not deemed to have significant influence over the investee. The fair value of these investments is based upon net asset values received from the investment manager or general partner of the respective entity. The nature of the underlying investments held by the investee that form the basis of the net asset value include assets such as private business ventures and are such that significant Level 3 inputs are utilized in the determination of the individual underlying holding values and, accordingly, the fair value of the Company’s investment in each entity is classified within Level 3. The Company has not adjusted the net asset values received; however, management incorporates factors such as the most recent financial information received, annual audited financial statements and the values at which capital transactions with the investee take place when applying judgment regarding whether any adjustments should be made to the net asset value in recording the fair value of each position. Investments in hedge funds included in other investments utilize strategies including arbitrage, directional, event driven and multi-style. The funds potentially have lockup and gate provisions which may limit redemption liquidity. For further details regarding the nature of other investments and related features, see Note 8, "Other Investments," for further details.
Derivative instruments
Derivative instruments recorded within other liabilities and classified within Level 3 include credit derivatives sold providing protection on senior tranches of structured finance transactions where the value is obtained directly from the investment bank counterparty and sufficient information regarding the inputs utilized in such valuation was not obtained to support a Level 2 classification and guaranteed minimum income benefits embedded within one reinsurance contract. The majority of inputs utilized in the valuations of these types of derivative contracts are considered Level 1 or Level 2; however, each valuation includes at least one Level 3 input that was significant to the valuation and, accordingly, the values are disclosed within Level 3.
The calculation of the change in fair value of the embedded derivative associated with the Life Retro Arrangements includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses related to the Life Funds Withheld Assets. The fair value of the embedded derivative is included in “Funds withheld on life retrocession arrangements, net of future policy benefit reserves recoverable” on the consolidated balance sheets. The fair value of the embedded derivative is considered a Level 2 valuation.

	Level 3 Assets and Liabilities - Year Ended December 31, 2015
(U.S. dollars in thousands)	U.S. Government and Government - Related/Supported	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$5,894	$1,910
Realized gains (losses)	—	9	(186)	—
Movement in unrealized gains (losses)	—	(10)	(13)	(3)
Purchases and issuances (1)	35,044	53,686	(123)	1,297
Sales	—	—	—	—
Settlements	—	—	(316)	(323)
Transfers into Level 3	10,019	—	—	3,059
Transfers out of Level 3	—	—	(5,068)	(2,863)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$45,063	$53,685	$188	$3,077
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$(2)	$(153)	$(2)

	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$—	$—	$687,958	$5,288
Realized gains (losses)	—	—	(8,658)	628
Movement in unrealized gains (losses)	—	—	16,688	(599)
Purchases and issuances (1)	—	—	25,882	46,940
Sales	—	—	(366,633)	(7,269)
Settlements	—	—	(322,829)	(6,359)
Transfers into Level 3	—	—	—	13,317
Transfers out of Level 3	—	—	—	(34,089)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$32,408	$17,857
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$5,279	$451

	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$—	$185,083	$(9,764)
Realized gains (losses)	—	—	15,270	—
Movement in unrealized gains (losses)	—	—	(12,548)	(27)
Purchases and issuances (1)	—	—	117,143	—
Sales	—	—	(1,417)	—
Settlements	—	—	(19,981)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$283,550	$(9,791)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$2,724	$80
____________
(1)    Includes assets acquired as result of the transaction described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition"

	Level 3 Assets and Liabilities - Year Ended December 31, 2014
(U.S. dollars in thousands)	U.S. Government and Government - Related/Supported	Corporate - Financials	Corporate - Non-Financials	RMBS - Agency
Balance, beginning of period	$—	$—	$31,573	$10,473
Realized gains (losses)	—	—	199	5
Movement in unrealized gains (losses)	—	—	(128)	(18)
Purchases and issuances	—	—	3,759	120
Sales	—	—	—	—
Settlements	—	—	(6,543)	(3,205)
Transfers into Level 3	—	—	766	—
Transfers out of Level 3	—	—	(23,732)	(5,465)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$5,894	$1,910
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$60	$(12)

	RMBS - Non Agency	CMBS	CDO	Other asset- backed securities
Balance, beginning of period	$9	$12,533	$710,253	$11,877
Realized gains (losses)	1	3	3,781	(7)
Movement in unrealized gains (losses)	1	(3)	11,604	65
Purchases and issuances	—	1,376	185,710	5,182
Sales	—	—	(48,313)	—
Settlements	(11)	(12,533)	(175,077)	(5,705)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(1,376)	—	(6,124)
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$687,958	$5,288
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$14,432	$57

	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts - Net
Balance, beginning of period	$—	$2,015	$113,472	$(29,110)
Realized gains (losses)	—	—	12,676	—
Movement in unrealized gains (losses)	—	(15)	538	19,346
Purchases and issuances	—	—	59,401	—
Sales	—	—	—	—
Settlements	—	(2,000)	(25,498)	—
Transfers into Level 3	—	—	24,494	—
Transfers out of Level 3	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—
Balance, end of period	$—	$—	$185,083	$(9,764)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$—	$—	$13,212	$19,346

(d) Financial Instruments Not Carried at Fair Value
Authoritative guidance over disclosures about the fair value of financial instruments requires additional disclosure of fair value information for financial instruments not carried at fair value in both interim and annual reporting periods. Certain financial instruments, particularly insurance contracts, are excluded from these fair value disclosure requirements. The carrying values of cash and cash equivalents, accrued investment income, net receivable from investments sold, other assets, net payable for investments purchased, other liabilities and other financial instruments not included below approximated their fair values. The following table includes financial instruments for which the carrying value differs from the estimated fair values at December 31, 2015 and 2014. All of these fair value estimates are considered Level 2 fair value measurements.

(U.S. dollars in thousands)	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets - Other investments, structured transactions	$141,329	$154,065	$354,382	$371,625
Deposit liabilities	$1,168,376	$1,436,210	$1,245,367	$1,543,761
Notes payable and debt	2,644,970	2,805,152	1,662,580	1,897,854
Financial Liabilities	$3,813,346	$4,241,362	$2,907,947	$3,441,615

The Company historically participated in structured transactions. Our remaining structured transaction is an investment in a payment obligation with an insurance company. This transaction is carried at amortized cost. The fair value of this investment held by the Company is determined through use of an internal model utilizing benchmark yields, issuer spreads and reference data.
Deposit liabilities include obligations under structured insurance and reinsurance transactions. For purposes of fair value disclosures, the Company determined the estimated fair value of the deposit liabilities by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 26.5 basis points and 29.5 basis points at December 31, 2015 and 2014, respectively. The discount rate incorporates the Company’s own credit risk into the determination of estimated fair value.
The fair values of the Company’s notes payable and debt outstanding were determined based on quoted market prices.
There are no significant concentrations of credit risk within the Company’s financial instruments as defined in the authoritative guidance over disclosures of fair value of financial instruments not carried at fair value, which excludes certain financial instruments, particularly insurance contracts.